Income Tax (Details) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)
Income Tax [Line items]
Combined tax rate	34.00%
Taxable income percentage	30.00%
Total tax losses	R$ 249,700	R$ 124,700	$ 78.6
Deferred tax liabilities	3,739	3,145
Book and Tax Differences [Member]
Income Tax [Line items]
Deferred tax liabilities	R$ 40,600	R$ 44,600